Segment Disclosure - Schedule of Net System Sales Per Technology (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€) Unit	Dec. 31, 2014 EUR (€) Unit	Dec. 31, 2013 EUR (€) Unit
Segment Reporting Information [Line Items]
Net Sales in EUR	€ 6,287,375	€ 5,856,277	€ 5,245,326
System Sales [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	169	136	157
Net Sales in EUR	€ 4,237,183	€ 4,242,790	€ 3,993,129
System Sales [Member] | EUV [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	1	5	1
Net Sales in EUR	€ 70,473	€ 299,845	€ 60,100
System Sales [Member] | ArFi [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	67	76	77
Net Sales in EUR	€ 3,238,452	€ 3,477,718	€ 3,120,719
System Sales [Member] | ArF Dry [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	9	3	2
Net Sales in EUR	€ 107,522	€ 32,611	€ 38,019
System Sales [Member] | KrF [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	74	38	64
Net Sales in EUR	€ 747,740	€ 381,436	€ 720,053
System Sales [Member] | I-Line [Member]
Segment Reporting Information [Line Items]
Net system sales in unit | Unit	18	14	13
Net Sales in EUR	€ 72,996	€ 51,180	€ 54,238